Property, plant and equipment (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 27,688	$ 30,380
Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(7,610)	(7,271)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(5,443)	(5,028)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(1,625)	(2,150)
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	17,772	19,056
Platforms [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(4,712)	(4,803)
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	8,326	9,204
Vessels [Member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(7,490)	(7,103)
Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(731)	(225)
Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(996)	(1,468)
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,590	2,120
Properties [Member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(120)	(168)
Properties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(629)	(682)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	42,366	44,829
Gross carrying amount [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	22,484	23,859
Gross carrying amount [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	17,542	18,000
Gross carrying amount [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,340	2,970
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(14,678)	(14,449)
Accumulated depreciation and amortisation [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(4,712)	(4,803)
Accumulated depreciation and amortisation [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(9,216)	(8,796)
Accumulated depreciation and amortisation [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (750)	$ (850)